5. INCOME TAXES (June 2019 Note)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

(5)	INCOME TAXES

The Company has identified its federal tax return and its state tax return in Massachusetts as “major” tax jurisdictions. The periods subject to examination for its federal and state income tax returns are the years ended in 2017 and thereafter. The Company believes its income tax filing positions and deductions will be sustained on audit and it does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no liabilities for uncertain income tax positions have been recorded.

The provision for income taxes in the accompanying consolidated statements of operations consists of the minimum statutory state income tax liability of $912 for the years ended June 30, 2019 and 2018.

A reconciliation of the federal statutory rate to the Company’s effective tax rate for the fiscal years ended June 30, 2019 and 2018 is as follows:

	2019	2018
Income tax expense (benefit) at federal statutory rate	(21.0)%	(21.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(6.3)%	(6.3)%
Change in valuation allowance	5.0%	20.4%
Stock based compensation	21.0%	4.5%
Nondeductible items	1.1%	2.3%
Effective tax rate	(0.2)%	(0.1)%

The components of deferred tax assets and liabilities at June 30, 2019 and 2018 are approximately as follows:

	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$2,121,000	$2,601,000
Tax credit carry forwards	298,000	377,000
Reserves and accruals not yet deducted for tax purposes	563,000	360,000
Total deferred tax assets	2,982,000	3,338,000
Valuation allowance	(2,982,000)	(3,338,000)
Net deferred tax asset	$–	$–

The Company has provided a valuation allowance to reduce the net deferred tax asset to an amount the Company believes is “more likely than not” to be realized.

At June 30, 2019, the Company had federal and state net operating loss carry forwards of approximately $9,134,000 and $3,196,000, respectively, which will, if not used, expire at various dates beginning in fiscal year 2020. In addition, the Company had net operating loss carry forwards from its Hong Kong operations of approximately $2,252,000, which carry forward indefinitely.